Consolidated Balance Sheets (Parenthetical) - USD ($) $ / shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable, Current	$ 424	$ 596
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	20,147,337	16,591,002
Common Stock, Shares, Outstanding	20,147,337	16,591,002